CONDENSED COMBINED STATEMENTS OF CHANGES IN PARENT COMPANY NET INVESTMENT - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 27, 2024	Sep. 27, 2024	Dec. 29, 2023	Sep. 29, 2023	Dec. 27, 2024	Dec. 29, 2023	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 12,126	$ 11,082	$ 10,925	$ 11,439	$ 11,082	$ 11,439	$ 11,439
Net Income (Loss)	104	211	(301)	(518)	315	(819)
Foreign currency translation adjustment	(78)	43	24	(16)	(35)	8
Net unrealized gain (loss) on derivative contracts	(107)	166	59	(39)
Stock-based compensation	48	41	37	40
Net transfer from Parent	(92)	583	152	19			275	$ 376	$ (922)
Ending balance	12,001	12,126	10,896	10,925	12,001	10,896	11,082	11,439
The Flash Business of Western Digital Corporation [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		11,082		11,439	11,082	11,439	11,439	12,977	12,981
Net Income (Loss)							(672)	(2,143)	1,064
Foreign currency translation adjustment							(43)	(35)	(107)
Net unrealized gain (loss) on derivative contracts							(66)	99	(210)
Stock-based compensation							149	165	171
Net transfer from Parent							275	376	(922)
Ending balance							11,082	11,439	12,977
Parent Company Net Investment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	12,369	11,534	11,323	11,782	11,534	11,782	11,782
Net Income (Loss)	104	211	(301)	(518)
Foreign currency translation adjustment	0	0	0	0
Net unrealized gain (loss) on derivative contracts	0	0	0	0
Stock-based compensation	48	41	37	40
Net transfer from Parent	(86)	583	152	19
Ending balance	12,435	12,369	11,211	11,323	12,435	11,211	11,534	11,782
Parent Company Net Investment | The Flash Business of Western Digital Corporation [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		11,534		11,782	11,534	11,782	11,782	13,384	13,071
Net Income (Loss)							(672)	(2,143)	1,064
Foreign currency translation adjustment							0	0	0
Net unrealized gain (loss) on derivative contracts							0	0	0
Stock-based compensation							149	165	171
Net transfer from Parent							275	376	(922)
Ending balance							11,534	11,782	13,384
Total Accumulated Comprehensive Loss
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(243)	452	(398)	(343)	452	(343)	(343)
Net Income (Loss)	0	0	0	0
Foreign currency translation adjustment	(78)	43	24	(16)
Net unrealized gain (loss) on derivative contracts	(107)	166	59	(39)
Stock-based compensation	0	0	0	0
Net transfer from Parent	(6)	0	0	0	(6)
Ending balance	$ (434)	(243)	$ (315)	(398)	(434)	(315)	452	(343)
Total Accumulated Comprehensive Loss | The Flash Business of Western Digital Corporation [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		$ (452)		$ (343)	$ (452)	$ (343)	(343)	(407)	(90)
Net Income (Loss)							0	0	0
Foreign currency translation adjustment							(43)	(35)	(107)
Net unrealized gain (loss) on derivative contracts							(66)	99	(210)
Stock-based compensation							0	0	0
Net transfer from Parent							0	0	0
Ending balance							$ (452)	$ (343)	$ (407)